Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEETS
As of March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$529,460	$63,620	$—	$593,101
Accounts receivable, trade, net of a reserve for doubtful accounts	—	104,551	232,526	—	337,077
Accounts receivable, affiliate	3,007	66,012	2,544	(71,563)	—
Inventories	—	419,692	263,901	—	683,593
Prepaid expenses	—	61,472	18,499	—	79,971
Other current assets	—	118,778	40,813	—	159,591
Total current assets	3,028	1,299,965	621,903	(71,563)	1,853,333
Restricted cash	—	36,783	—	—	36,783
Equity method investment	—	—	102,971	—	102,971
Property, plant and equipment, net	—	1,106,879	1,217,712	—	2,324,591
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,923	53,352	—	85,275
Investment in subsidiaries	3,994,766	—	—	(3,994,766)	—
Due from affiliate	—	1,894,627	—	(1,894,627)	—
Other assets, net	—	37,975	23,391	—	61,366
Total assets	$3,997,794	$4,408,152	$3,308,772	$(5,960,956)	$5,753,762
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$10,938	$251,898	$299,594	$—	$562,430
Accounts payable, affiliate	—	—	71,563	(71,563)	—
Accrued liabilities	10,975	110,587	97,190	—	218,752
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	27,413	362,485	468,347	(71,563)	786,682
Long-term liabilities:
Long-term debt, less current portion	856,520	—	796,072	—	1,652,592
Due to affiliate	1,894,627	—	—	(1,894,627)	—
Lease financing obligation	—	41,943	11,247	—	53,190
Deferred income tax liability, net	—	304,195	37,280	—	341,475
Deficit in subsidiaries	—	399,553	—	(399,553)	—
Other liabilities	—	64,489	4,534	—	69,023
Total long-term liabilities	2,751,147	810,180	849,133	(2,294,180)	2,116,280
Equity:
Equity - Western	1,219,234	3,235,487	359,726	(3,595,213)	1,219,234
Equity - Non-controlling interest	—	—	1,631,566	—	1,631,566
Total equity	1,219,234	3,235,487	1,991,292	(3,595,213)	2,850,800
Total liabilities and equity	$3,997,794	$4,408,152	$3,308,772	$(5,960,956)	$5,753,762

CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$656,966	$115,515	$—	$772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	—	122,593	236,644	—	359,237
Accounts receivable, affiliate	—	55,550	3,505	(59,055)	—
Inventories	—	311,589	235,949	—	547,538
Prepaid expenses	—	55,699	17,514	—	73,213
Other current assets	—	135,139	34,589	—	169,728
Total current assets	21	1,337,536	643,716	(59,055)	1,922,218
Restricted cash	—	69,106	—	—	69,106
Equity method investment	—	—	97,513	—	97,513
Property, plant and equipment, net	—	1,099,787	1,205,384	—	2,305,171
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,401	53,544	—	84,945
Investment in subsidiaries	3,964,578	—	—	(3,964,578)	—
Due from affiliate	—	1,797,047	—	(1,797,047)	—
Other assets, net	—	42,166	22,831	—	64,997
Total assets	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$262,550	$291,407	$—	$553,957
Accounts payable, affiliate	920	—	58,135	(59,055)	—
Accrued liabilities	5,508	142,257	100,630	—	248,395
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	11,928	404,807	450,172	(59,055)	807,852
Long-term liabilities:
Long-term debt, less current portion	856,327	—	788,567	—	1,644,894
Due to affiliate	1,797,047	—	—	(1,797,047)	—
Lease financing obligation	—	42,168	11,064	—	53,232
Deferred income tax liability, net	—	275,634	37,280	—	312,914
Deficit in subsidiaries	—	395,774	—	(395,774)	—
Other liabilities	—	63,674	4,921	—	68,595
Total long-term liabilities	2,653,374	777,250	841,832	(2,192,821)	2,079,635
Equity:
Equity - Western	1,299,297	3,194,986	373,818	(3,568,804)	1,299,297
Equity - Non-controlling interest	—	—	1,646,609	—	1,646,609
Total equity	1,299,297	3,194,986	2,020,427	(3,568,804)	2,945,906
Total liabilities and equity	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393

Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,004,540	$965,512	$(514,548)	$1,455,504
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	798,548	763,361	(514,548)	1,047,361
Direct operating expenses (exclusive of depreciation and amortization)	—	106,540	117,045	—	223,585
Selling, general and administrative expenses	46	24,695	28,544	—	53,285
Gain on disposal of assets, net	—	(26)	(104)	—	(130)
Maintenance turnaround expense	—	125	—	—	125
Depreciation and amortization	—	25,538	27,113	—	52,651
Total operating costs and expenses	46	955,420	935,959	(514,548)	1,376,877
Operating income (loss)	(46)	49,120	29,553	—	78,627
Other income (expense):
Equity in earnings of subsidiaries	43,725	9,304	—	(53,029)	—
Interest income	—	114	50	—	164
Interest and debt expense	(13,141)	(738)	(12,802)	—	(26,681)
Other, net	—	1,069	5,035	—	6,104
Income before income taxes	30,538	58,869	21,836	(53,029)	58,214
Provision for income taxes	—	(18,368)	(261)	—	(18,629)
Net income	30,538	40,501	21,575	(53,029)	39,585
Less net income attributable to non-controlling interests	—	—	9,047	—	9,047
Net income attributable to Western Refining, Inc.	$30,538	$40,501	$12,528	$(53,029)	$30,538
Comprehensive income attributable to Western Refining, Inc.	$30,538	$40,501	$12,528	$(53,029)	$30,538

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended March 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,783,100	$1,305,172	$(769,542)	$2,318,730
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	1,488,688	1,022,164	(769,542)	1,741,310
Direct operating expenses (exclusive of depreciation and amortization)	—	109,235	106,076	—	215,311
Selling, general and administrative expenses	47	29,530	26,226	—	55,803
Loss (gain) on disposal of assets, net	—	381	(99)	—	282
Maintenance turnaround expense	—	105	—	—	105
Depreciation and amortization	—	24,669	25,257	—	49,926
Total operating costs and expenses	47	1,652,608	1,179,624	(769,542)	2,062,737
Operating income (loss)	(47)	130,492	125,548	—	255,993
Other income (expense):
Equity in earnings of subsidiaries	119,759	8,228	—	(127,987)	—
Interest income	—	97	66	—	163
Interest and debt expense	(13,723)	(507)	(10,727)	—	(24,957)
Other, net	—	45	3,161	—	3,206
Income before income taxes	105,989	138,355	118,048	(127,987)	234,405
Provision for income taxes	—	(59,234)	(203)	—	(59,437)
Net income	105,989	79,121	117,845	(127,987)	174,968
Less net income attributable to non-controlling interests	—	—	68,979	—	68,979
Net income attributable to Western Refining, Inc.	$105,989	$79,121	$48,866	$(127,987)	$105,989
Comprehensive income attributable to Western Refining, Inc.	$105,989	$79,129	$48,866	$(127,987)	$105,997

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$4,786	$(21,284)	$30,994	$(13,392)	$1,104
Cash flows from investing activities:
Capital expenditures	—	(44,798)	(34,231)	—	(79,029)
Return of capital from equity method investment	13,537	—	—	(13,537)	—
Use of restricted cash	—	32,323	—	—	32,323
Contributions to affiliate	—	(93,653)	—	93,653	—
Proceeds from the sale of assets	—	100	119	—	219
Net cash provided by (used in) investing activities	13,537	(106,028)	(34,112)	80,116	(46,487)
Cash flows from financing activities:
Payments on long-term debt and capital lease obligations	(1,375)	(194)	(353)	—	(1,922)
Borrowings on revolving credit facility	—	—	70,000	—	70,000
Repayments on revolving credit facility	—	—	(62,500)	—	(62,500)
Distribution to affiliate	—	—	(26,929)	26,929	—
Purchases of common stock for treasury	(75,000)	—	—	—	(75,000)
Distribution to non-controlling interest holders	—	—	(28,995)	—	(28,995)
Dividends paid	(35,601)	—	—	—	(35,601)
Contributions from affiliates	93,653	—	—	(93,653)	—
Net cash used in financing activities	(18,323)	(194)	(48,777)	(66,724)	(134,018)
Net decrease in cash and cash equivalents	—	(127,506)	(51,895)	—	(179,401)
Cash and cash equivalents at beginning of year	21	656,966	115,515	—	772,502
Cash and cash equivalents at end of year	$21	$529,460	$63,620	$—	$593,101

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$12,172	$4,907	$115,668	$(27,769)	$104,978
Cash flows from investing activities:
Capital expenditures	—	(20,526)	(33,317)	648	(53,195)
Use of restricted cash	—	43,400	—	—	43,400
Contributions to affiliate	—	(61,636)	—	61,636	—
Proceeds from the sale of assets	—	1,093	179	(648)	624
Net cash provided by (used in) investing activities	—	(37,669)	(33,138)	61,636	(9,171)
Cash flows from financing activities:
Additions to long-term debt	—	—	300,000	—	300,000
Payments on long-term debt and capital lease obligations	(1,375)	—	—	—	(1,375)
Repayments on revolving credit facility	—	—	(269,000)	—	(269,000)
Distribution to affiliate	—	—	(27,769)	27,769	—
Deferred financing costs	—	—	(6,551)	—	(6,551)
Purchases of common stock for treasury	(25,000)	—	—	—	(25,000)
Distribution to non-controlling interest holders	—	—	(33,665)	—	(33,665)
Dividends paid	(28,638)	—	—	—	(28,638)
Contributions from affiliates	42,841	—	18,795	(61,636)	—
Excess tax benefit from stock-based compensation	—	337	—	—	337
Net cash provided by (used in) financing activities	(12,172)	337	(18,190)	(33,867)	(63,892)
Net increase (decrease) in cash and cash equivalents	—	(32,425)	64,340	—	31,915
Cash and cash equivalents at beginning of year	21	288,986	142,152	—	431,159
Cash and cash equivalents at end of year	$21	$256,561	$206,492	$—	$463,074